Share Capital (Schedule of Options Outstanding by Exercise Price Range) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	1,368
Weighted average remaining contractual life (years)	5 years 9 months 29 days
Weighted average exercise price	$ 5.3
$5.22-$6.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower	$ 5.22
Exercise Price, Upper	$ 6.85
Number outstanding	1,070
Weighted average remaining contractual life (years)	5 years 8 months 5 days
Weighted average exercise price	$ 4.6
Number Exercisable
Weighted Average Exercise price
$7.74-$8.03 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower	$ 7.74
Exercise Price, Upper	$ 8.03
Number outstanding	298
Weighted average remaining contractual life (years)	6 years 7 months 21 days
Weighted average exercise price	$ 7.78
Number Exercisable
Weighted Average Exercise price